Income Taxes - Income Tax Expense (Benefit) and Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ (4,247)	$ 2,748	$ (2,803)	$ 4,832	$ 5,984	$ 5,171	$ 6,724
Effective tax rate	28.50%	27.40%	29.00%	27.40%	27.40%	20.10%	39.70%